UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431
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Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

Annual Report

December 31, 2003

CONTENTS

3	Managers' Discussion
10	Waddell & Reed InvestEd Growth Portfolio
20	Waddell & Reed InvestEd Balanced Portfolio
30	Waddell & Reed InvestEd Conservative Portfolio
40	Notes to Financial Statements
48	Independent Auditors' Report
49	Directors & Officers
56	Annual Privacy Notice
58	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus and current Fund performance information.

MANAGERS' DISCUSSION

      December 31, 2003

An interview with Henry J. Herrmann, Michael L. Avery and
Daniel J. Vrabac, portfolio managers of Waddell & Reed
InvestEd Portfolios, Inc.

This report relates to the operation of the Waddell & Reed InvestEd Growth Portfolio, the Waddell & Reed InvestEd Balanced Portfolio and the Waddell & Reed InvestEd Conservative Portfolio for the fiscal year ended December 31, 2003. The following discussion, graphs and tables provide you with information regarding the Portfolios' performance during that period.

How did the Portfolios perform during the last fiscal year?

Because each Portfolio invests in a variety of mutual funds, we utilize three benchmark indexes for comparison purposes: the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which increased 28.72 percent during the fiscal year; the Citigroup Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market), which increased 4.20 percent during the period; and the Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflecting the performance of securities that generally represent one-month certificates of deposit), which increased 1.20 percent during the period.

In comparison, the Waddell & Reed InvestEd Growth Portfolio's Class A shares increased 22.53 percent during the period, without the impact of sales load, and including the impact of sales load, increased 15.48 percent. This Portfolio's peer group is the Lipper Multi-Cap Core Funds Universe Average, which increased 29.77 percent during the period.

The Waddell & Reed InvestEd Balanced Portfolio's Class A shares increased 15.90 percent during the period, without the impact of sales load, and increased 9.24 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Balanced Funds Universe Average, which increased 19.09 percent during the period.

The Waddell & Reed InvestEd Conservative Portfolio's Class A shares increased 4.07 percent during the period, without the impact of sales load, and declined 1.91 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Flexible Portfolio Funds Universe Average, which increased 20.85 percent during the period.

What factors impacted the performance of the Portfolios during the fiscal year?

The market environment is constantly changing. Organized as a "fund of funds," each Portfolio helps to diversify your investment among a variety of mutual funds within the Waddell & Reed Advisors Funds family. Thus, your investment isn't tied to one sector or one type of fund. Although there may occur occasional changes in the allocations to various funds within a Portfolio in any one year, each Portfolio will perform according to its principal strategies: Growth, Balanced or Conservative. Over time, we believe this has the potential to provide a stronger investment through different investment climates, as you seek to build your assets toward your long-term goal of education funding.

During the past year, there were two times when allocation changes occurred. The first change in May reflected a desire to give the Portfolios a higher equity allocation. The second change, in September, reflected a desire to give the equity portion of the Growth and Balanced Portfolios a higher international allocation.

What other market conditions or events influenced the performance of the Portfolios during the fiscal year?

2003 was a year in which investors sought returns in some of the riskiest sectors of the markets, as the Nasdaq outperformed the Dow, corporate bonds outperformed treasury bonds, and high yield bonds outperformed high quality bonds. It was also a year in which investors sought opportunities outside the U.S., as the dollar plunged and returns in many foreign equity markets outpaced even the solid gains in the U.S. equity markets. Why this preference for risk? We believe that part of the explanation is that prices in these higher-risk sectors had been beaten down so severely during the prior couple of years that suddenly the return/risk ratio appeared very favorable. Finally, the U.S. economy began to show signs of life in the second half of 2003 and this lent encouragement to the markets.

What economic developments occurred during the fiscal year? What is your outlook for the coming fiscal year?

The economic recovery continued to gain traction as 2003 came to an end. Growth accelerated in the second half of the year, as policy remained very accommodative. Caution on the part of businesses and consumers due to heightened concern about the outcome of the war with Iraq eased, and further balance sheet restructuring occurred.

Economic policy was very stimulative in 2003. Interest rates fell to levels not seen since the 1960s. The Federal Reserve reduced the federal funds rate an additional 25 basis points in June and indicated rates could remain low for a significant period. Long-term rates followed as mortgage rates fell to multi-decade lows. On the fiscal side, another tax cut package was signed into law, accelerating income-tax reductions and reducing taxes on investment and businesses. The federal budget deficit increased to $374 billion in the fiscal year ended September 2003, an increase of $216 billion over the prior fiscal year. In the foreign-currency market, the dollar depreciated an additional 8.2 percent on a trade-weighted basis during the year.

Financial markets and the economy responded favorably. The broad Wilshire stock index rose 29 percent during the year, with the Nasdaq and Russell indices outperforming the Dow Industrials and S&P 500. This was the first increase after three years of decline. Economic growth accelerated in the back half of 2003. The economy grew at an 8.2 percent annual rate in the third quarter and is expected to grow solidly in the fourth quarter. This would indicate that the economy grew at its fastest growth rate since 2000.

We believe the economic recovery is entering a more sustainable phase, broadening to include the business sector. Steady consumer demand has lifted business confidence, which, along with strong profit growth and improved balance sheets, is leading to faster growth in capital spending, a willingness to accumulate inventories and signs of a pickup in employment.

The manufacturing sector is accelerating production. Inventory levels are at record lows, orders are increasing, and export demand is improving, aided by better growth in export markets and the falling dollar.

Consumer spending remained solid as the negative wealth effect eased. Lower mortgage rates and home appreciation allowed consumers to extract equity from their homes, and tax cuts increased cash flow. The employment picture remains the weak element of the recovery, but many indicators suggest this may improve in 2004.

This year is expected to be another good year for the economy and equity markets. Economic growth has gained traction and we believe that a sustainable recovery continues to look more likely. Profit growth is expected to remain strong, businesses seem more willing to spend on capital equipment, and job growth appears likely to improve. Both monetary and fiscal policies are expected to remain accommodative, and we anticipate inflation will remain low. In our view, the stage is set for solid growth in 2004.

Respectfully,

Henry J. Herrmann
Michael L. Avery
Daniel J. Vrabac
Portfolio Managers

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Growth Portfolio, Class A Shares
S&P 500 Index
Citigroup Broad Investment Grade Index
Citigroup Short-Term Index for 1 Month Certificates of Deposit
Lipper Multi-Cap Core Funds Universe Average
	Waddell & Reed InvestEd Growth Portfolio	S&P 500 Index	Citigroup Broad Investment Grade Index	Citigroup Short-Term Index for 1 Month Certificates of Deposit	Lipper Multi-Cap Core Funds Universe Average

10-01-01 Purchase	10,000	10,000	10,000	10,000	10,000
12-31-01	10,238	11,068	10,002	10,058	11,220
12-31-02	8,812	8,622	11,011	10,238	8,883
12-31-03	10,796	11,098	11,474	10,361	11,527

=====	Waddell & Reed InvestEd Growth Portfolio, Class A Shares(1) -- $10,796
+++++	S&P 500 Index -- $11,098
-----	Citigroup Broad Investment Grade Index -- $11,474
*****	Citigroup Short-Term Index for 1 Month Certificates of Deposit -- $10,361
*_*_*	Lipper Multi-Cap Core Funds Universe Average -- $11,527

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment and by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C

1-year period ended 12-31-03	15.48%	17.53%	21.70%
Since inception of Class(3) through 12-31-03	3.46%	4.14%	5.53%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders). Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Balanced Portfolio, Class A Shares
S&P 500 Index
Citigroup Broad Investment Grade Index
Citigroup Short-Term Index for 1 Month Certificates of Deposit
Lipper Balanced Funds Universe Average
	Waddell & Reed InvestEd Balanced Portfolio	S&P 500 Index	Citigroup Broad Investment Grade Index	Citigroup Short-Term Index for 1 Month Certificates of Deposit	Lipper Balanced Funds Universe Average
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10-01-01 Purchase	10,000	10,000	10,000	10,000	10,000
12-31-01	9,991	11,068	10,002	10,058	10,680
12-31-02	9,147	8,622	11,011	10,238	9,445
12-31-03	10,601	11,098	11,474	10,361	11,248

=====	Waddell & Reed InvestEd Balanced Portfolio, Class A Shares(1) -- $10,601
+++++	S&P 500 Index -- $11,098
-----	Citigroup Broad Investment Grade Index -- $11,474
*****	Citigroup Short-Term Index for 1 Month Certificates of Deposit -- $10,361
*_*_*	Lipper Balanced Funds Universe Average -- $11,248

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment and by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C

1-year period ended 12-31-03	9.24%	11.04%	14.95%
Since inception of Class(3) through 12-31-03	2.63%	3.27%	4.57%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders). Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Conservative Portfolio, Class A Shares
S&P 500 Index
Citigroup Broad Investment Grade Index
Citigroup Short-Term Index for 1 Month Certificates of Deposit
Lipper Flexible Portfolio Funds Universe Average
	Waddell & Reed InvestEd Conservative Portfolio	S&P 500 Index	Citigroup Broad Investment Grade Index	Citigroup Short-Term Index for 1 Month Certificates of Deposit	Lipper Flexible Portfolio Funds Universe Average
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10-01-01 Purchase	10,000	10,000	10,000	10,000	10,000
12-31-01	9,640	11,068	10,002	10,058	10,719
12-31-02	9,673	8,622	11,011	10,238	9,353
12-31-03	10,067	11,098	11,474	10,361	11,304

=====	Waddell & Reed InvestEd Conservative Portfolio, Class A Shares(1) -- $10,067
+++++	S&P 500 Index -- $11,098
-----	Citigroup Broad Investment Grade Index -- $11,474
*****	Citigroup Short-Term Index for 1 Month Certificates of Deposit -- $10,361
*_*_*	Lipper Flexible Funds Universe Average -- $11,304

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment and by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C
1-year period ended 12-31-03	-1.91%	-0.68%	3.39%
Since inception of Class(3) through 12-31-03	0.30%	0.94%	2.21%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders). Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

GOAL

Growth Portfolio

To seek long-term capital growth

Strategy

Growth Portfolio primarily invests in a combination of Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors bond and income-producing mutual funds. It is designed for investors who can accept equity market volatility in return for potentially higher returns, and who do not expect to incur expenses related to higher education for at least nine years.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Fiscal Year Ended December 31, 2003

Dividends paid	$0.08

Capital gains distribution	$0.04

Net asset value on: 12-31-03 $11.14 adjusted to:	$11.18	(A)
12-31-02	9.17

Change per share	$2.01

      (A)This number includes the capital gains distribution of $0.04 paid in December 2003 added to the actual net asset value on December 31, 2003. Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	15.48%	22.53%	17.53%	21.53%
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	3.46%	6.23%	4.14%	5.40%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)

1-year period ended 12-31-03	21.70%
5-year period ended 12-31-03	-
10-year period ended 12-31-03	-
Since inception of Class(C)	5.53%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on December 31, 2003, your Portfolio owned:

Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$19.78
Waddell & Reed Advisors Core Investment Fund, Class Y	$17.11
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$15.40
Waddell & Reed Advisors Value Fund, Class Y	$15.22
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$9.87
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$9.56
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$7.97
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$4.83
Cash and Cash Equivalents	$0.26

THE INVESTMENTS OF GROWTH PORTFOLIO

December 31, 2003

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund,
Class Y	2,064,584	$10,694,546
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	1,660,204	5,976,732
Waddell & Reed Advisors High Income Fund, Inc.,
Class Y	398,395	3,015,852
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y	1,608,882	9,621,115
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	789,458	6,165,668
Waddell & Reed Advisors Small Cap Fund, Inc.,
Class Y*	383,647	4,979,737
Waddell & Reed Advisors Value Fund,
Class Y	844,940	9,514,023
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	1,496,521	12,361,263

TOTAL MUTUAL FUNDS - 99.74%		$62,328,936
(Cost: $56,308,799)

TOTAL SHORT-TERM SECURITIES - 0.49%		$302,000
(Cost: $302,000)

TOTAL INVESTMENT SECURITIES - 100.23%		$62,630,936
(Cost: $56,610,799)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.23%)		(141,217)

NET ASSETS - 100.00%		$62,489,719

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      GROWTH PORTFOLIO
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $56,611)
(Notes 1 and 3)	$62,631
Cash	1
Receivables:
Portfolio shares sold	416
Dividends and interest	21

Total assets	63,069

LIABILITIES
Payable for investment securities purchased	461
Payable to Portfolio shareholders	88
Accrued shareholder servicing fee (Note 2)	15
Accrued accounting and administrative services fees (Note 2)	4
Accrued service fee (Note 2)	-	*
Accrued distribution fee (Note 2)	-	*
Other	11

Total liabilities	579

Total net assets	$62,490

NET ASSETS
$0.001 par value capital stock:
Capital stock	$6
Additional paid-in capital	56,715
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1
Accumulated undistributed net realized loss on investment transactions		(252)
Net unrealized appreciation in value of investments	6,020
Net assets applicable to outstanding units of capital	$62,490
Net asset value per share (net assets divided by shares outstanding):
Class A	$11.14
Class B	$11.13
Class C	$11.14
Capital shares outstanding:
Class A	4,504
Class B	750
Class C	355
Capital shares authorized	500,000

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      GROWTH PORTFOLIO
For the Fiscal Year Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$979
Interest and amortization	2

Total income	981

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	222
Class B	39
Class C	18
Service fee:
Class A	94
Class B	15
Class C	8
Distribution fee:
Class A	-
Class B	46
Class C	23
Registration fees	41
Accounting and administrative services fees	31
Investment management fee	22
Audit fees	6
Custodian fees	2
Legal fees	2
Other	60

Total expenses	629

Net investment income	352

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds	116
Unrealized appreciation in value of investments during the period	9,582

Net gain on investments	9,698

Net increase in net assets resulting from operations	$10,050

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      GROWTH PORTFOLIO
(In Thousands)

	For the fiscal year ended December 31,
	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$352	$137
Realized net gain on investments	116	31
Unrealized appreciation (depreciation)	9,582	(3,906)

Net increase (decrease) in net assets resulting from operations	10,050	(3,738)

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(351)	(261)
Class B	- *	(7)
Class C	(2)	(7)
Realized gains on securities transactions:
Class A	(169)	(156)
Class B	(28)	(24)
Class C	(14)	(14)

	(564)	(469)

Capital share transactions (Note 5)	17,064	27,159

Total increase	26,550	22,952
NET ASSETS
Beginning of period	35,940	12,988

End of period	$62,490	$35,940

Undistributed net investment income	$1	$2

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 17 - 19.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      GROWTH PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.01	0.02
Net realized and unrealized gain (loss) on investments	2.01	(1.54)	0.84

Total from investment operations	2.09	(1.53)	0.86

Less distributions from:
Net investment income	(0.08)	(0.09)	(0.02)
Capital gains	(0.04)	(0.05)	(0.00)

Total distributions	(0.12)	(0.14)	(0.02)

Net asset value, end of period	$11.14	$9.17	$10.84

Total return(2)	22.53%	-13.94%	8.63%
Net assets, end of period (in millions)	$50	$29	$9
Ratio of expenses to average net assets including voluntary expense waiver	1.19%	1.46%	1.67	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.90%	0.69%	1.18	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (4)	1.48%	1.71	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (4)	0.67%	1.14	%(3)
Portfolio turnover rate	19.01%	27.96%	0.12%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      GROWTH PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	2.00	(1.57)	0.84

Total from investment operations	2.00	(1.61)	0.85

Less distributions from:
Net investment income	(0.00)	(0.01)	(0.01)
Capital gains	(0.04)	(0.05)	(0.00)

Total distributions	(0.04)	(0.06)	(0.01)

Net asset value, end of period	$11.13	$9.17	$10.84

Total return	21.53%	-14.61%	8.47%
Net assets, end of period (in millions)	$8	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.98%	2.25%	2.22	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.11%	-0.13%	0.23	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)	2.27%	2.28	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)	-0.15%	0.17	%(2)
Portfolio turnover rate	19.01%	27.96%	0.12%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      GROWTH PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	2.00	(1.57)	0.84

Total from investment operations	2.02	(1.59)	0.85

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.01)
Capital gains	(0.04)	(0.05)	(0.00)

Total distributions	(0.05)	(0.08)	(0.01)

Net asset value, end of period	$11.14	$9.17	$10.84

Total return	21.70%	-14.49%	8.47%
Net assets, end of period (in millions)	$4	$3	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.89%	2.11%	2.19	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.19%	-0.03%	0.13	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)	2.13%	2.25	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)	-0.05%	0.07	%(2)
Portfolio turnover rate	19.01%	27.96%	0.12%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

GOALS

Balanced Portfolio

To seek capital growth and income

Strategy

Balanced Portfolio invests in a combination of long-term, growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors bond and other income-producing mutual funds. It is designed for investors who seek capital appreciation, in conjunction with income, and who do not expect to incur higher education expenses for at least two to three years.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Fiscal Year Ended December 31, 2003

Dividends paid	$0.12

Capital gains distribution	$0.03

Net asset value on:
12-31-03 $10.85 adjusted to:	$10.88	(A)
12-31-02	9.47

Change per share	$1.41

      (A)This number includes the capital gains distribution of $0.03 paid in December 2003 added to the actual net asset value on December 31, 2003. Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

      Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	9.24%	15.90%	11.04%	15.04%
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	2.63%	5.37%	3.27%	4.54%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)

1-year period ended 12-31-03	14.95%
5-year period ended 12-31-03	-
10-year period ended 12-31-03	-
Since inception of Class(C)	4.57%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on December 31, 2003, your Portfolio owned:
Waddell & Reed Advisors Bond Fund, Class Y	$19.07
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$17.05
Waddell & Reed Advisors Core Investment Fund, Class Y	$15.30
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$14.57
Waddell & Reed Advisors Value Fund, Class Y	$12.35
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$7.00
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$4.84
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.72
Waddell & Reed Advisors Cash Management, Inc., Class A	$4.68
Cash and Cash Equivalents	$0.42

THE INVESTMENTS OF BALANCED PORTFOLIO

December 31, 2003

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund,
Class Y	1,510,064	$9,830,514
Waddell & Reed Advisors Cash Management Fund, Inc., Class A	2,414,308	2,414,308
Waddell & Reed Advisors Core Investment Fund,
Class Y	1,523,139	7,889,861
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	693,753	2,497,513
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y	1,256,058	7,511,226
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	239,106	2,434,097
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	461,946	3,607,801
Waddell & Reed Advisors Value Fund,
Class Y	565,325	6,365,564
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	1,063,914	8,787,925

TOTAL MUTUAL FUNDS - 99.58%		$51,338,809
(Cost: $47,823,011)

TOTAL SHORT-TERM SECURITIES - 0.46%		$238,000
(Cost: $238,000)

TOTAL INVESTMENT SECURITIES - 100.04%		$51,576,809
(Cost: $48,061,011)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)		(22,489)

NET ASSETS - 100.00%		$51,554,320

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      BALANCED PORTFOLIO
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $48,061)
(Notes 1 and 3)	$51,577
Cash	1
Receivable:
Portfolio shares sold	168
Dividends and interest	16

Total assets	51,762

LIABILITIES
Payable for investment securities purchased	158
Payable to Portfolio shareholders	22
Accrued shareholder servicing fee (Note 2)	8
Accrued accounting and administrative services fees (Note 2)	3
Accrued service fee (Note 2)	-	*
Accrued distribution fee (Note 2)	-	*
Other	17

Total liabilities	208

Total net assets	$51,554

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	48,053
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	12
Accumulated undistributed net realized loss on investment transactions		(32)
Net unrealized appreciation in value of investments	3,516

Net assets applicable to outstanding units of capital	$51,554

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.85
Class B	$10.84
Class C	$10.84
Capital shares outstanding:
Class A	3,534
Class B	589
Class C	630
Capital shares authorized	300,000

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      BALANCED PORTFOLIO
For the Fiscal Year Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$995
Interest and amortization	2

Total income	997

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	156
Class B	28
Class C	27
Service fee:
Class A	77
Class B	13
Class C	14
Distribution fee:
Class A	-
Class B	39
Class C	41
Registration fees	42
Accounting and administrative services fees	26
Investment management fee	20
Audit fees	6
Legal fees	2
Custodian fees	1
Other	41

Total expenses	533

Net investment income	464

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds	156
Unrealized appreciation in value of investments during the period	5,787

Net gain on investments	5,943

Net increase in net assets resulting from operations	$6,407

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      BALANCED PORTFOLIO
(In Thousands)

	For the fiscal year ended December 31,
	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$464	$276
Realized net gain on investments	156	109
Unrealized appreciation (depreciation)	5,787	(2,458)

Net increase (decrease) in net assets resulting from operations	6,407	(2,073)

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(409)	(351)
Class B	(21)	(27)
Class C	(24)	(31)
Realized gains on securities transactions:
Class A	(102)	(122)
Class B	(17)	(21)
Class C	(18)	(22)

	(591)	(574)

Capital share transactions (Note 5)	12,269	22,955

Total increase	18,085	20,308
NET ASSETS
Beginning of period	33,469	13,161

End of period	$51,554	$33,469

Undistributed net investment income	$12	$2

(1)See "Financial Highlights" on pages 27 - 29.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      BALANCED PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.12	0.06	0.03
Net realized and unrealized gain (loss) on investments	1.41	(0.97)	0.57

Total from investment operations	1.53	(0.91)	0.60

Less distributions from:
Net investment income	(0.12)	(0.14)	(0.03)
Capital gains	(0.03)	(0.05)	(0.00)

Total distributions	(0.15)	(0.19)	(0.03)

Net asset value, end of period	$10.85	$9.47	$10.57

Total return(2)	15.90%	-8.45%	6.00%
Net assets, end of period (in millions)	$38	$25	$9
Ratio of expenses to average net assets including voluntary expense waiver	1.09%	1.35%	1.67	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.32%	1.30%	1.70	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (4)	1.37%	1.72	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (4)	1.28%	1.65	%(3)
Portfolio turnover rate	18.37%	29.07%	0.00%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      BALANCED PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.39	(1.00)	0.56

Total from investment operations	1.44	(0.99)	0.58

Less distributions from:
Net investment income	(0.04)	(0.06)	(0.01)
Capital gains	(0.03)	(0.05)	(0.00)

Total distributions	(0.07)	(0.11)	(0.01)

Net asset value, end of period	$10.84	$9.47	$10.57

Total return	15.04%	-9.25%	5.84%
Net assets, end of period (in millions)	$7	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.87%	2.12%	2.22	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.54%	0.51%	0.75	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)	2.14%	2.28	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (3)	0.49%	0.69	%(2)
Portfolio turnover rate	18.37%	29.07%	0.00%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      BALANCED PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.39	(1.00)	0.56

Total from investment operations	1.44	(0.98)	0.58

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.01)
Capital gains	(0.03)	(0.05)	(0.00)

Total distributions	(0.07)	(0.12)	(0.01)

Net asset value, end of period	$10.84	$9.47	$10.57

Total return	14.95%	-9.11%	5.84%
Net assets, end of period (in millions)	$7	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.85%	2.08%	2.23	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.55%	0.54%	0.73	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)	2.10%	2.29	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (3)	0.52%	0.67	%(2)
Portfolio turnover rate	18.37%	29.07%	0.00%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

GOAL

Conservative Portfolio

To seek capital preservation

Strategy

Conservative Portfolio invests primarily in Waddell & Reed Advisors bond and other income-producing mutual funds. It invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. It is designed for investors who seek capital preservation, through a primary emphasis on income and a secondary emphasis on capital growth, and who expect to incur expenses related to higher education within a year or two.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Fiscal Year Ended December 31, 2003

Dividends paid	$0.08

Capital gains distribution	$0.05
Net asset value on:
12-31-03 $10.35 adjusted to:	$10.40	(A)
12-31-02	10.06

Change per share	$0.34

      (A)This number includes the capital gains distribution of $0.05 paid in December 2003 added to the actual net asset value on December 31, 2003. Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

      Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	-1.91%	4.07%	-0.68%	3.32%
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	0.30%	2.97%	0.94%	2.24%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods. (F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)

1-year period ended 12-31-03	3.39%
5-year period ended 12-31-03	-
10-year period ended 12-31-03	-
Since inception of Class(C)	2.21%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on December 31, 2003, your Portfolio owned:

Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$49.27
Waddell & Reed Advisors Cash Management, Inc., Class A and Cash and Cash Equivalents	$19.49
Waddell & Reed Advisors Core Investment Fund, Class Y	$15.97
Waddell & Reed Advisors Government Securities Fund, Class Y	$9.90
Waddell & Reed Advisors Value Fund, Class Y	$5.37

THE INVESTMENTS OF CONSERVATIVE PORTFOLIO

December 31, 2003

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management Fund, Inc., Class A
	3,580,216	$3,580,216
Waddell & Reed Advisors Core Investment Fund,
Class Y	564,667	2,924,974
Waddell & Reed Advisors Government Securities Fund, Class Y	321,609	1,813,875
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	886,548	9,025,064
Waddell & Reed Advisors Value Fund,
Class Y	87,309	983,100

TOTAL MUTUAL FUNDS - 100.05%		$18,327,229
(Cost: $17,833,128)

TOTAL SHORT-TERM SECURITIES - 0.30%		$54,000
(Cost: $54,000)

TOTAL INVESTMENT SECURITIES - 100.35%		$18,381,229
(Cost: $17,887,128)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.35%)		(63,953)

NET ASSETS - 100.00%		$18,317,276

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      CONSERVATIVE PORTFOLIO
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $17,887)
(Notes 1 and 3)	$18,381
Cash	8
Receivables:
Portfolio shares sold	78
Dividends and interest	32

Total assets	18,499

LIABILITIES
Payable to Portfolio shareholders	112
Payable for investment securities purchased	61
Accrued shareholder servicing fee (Note 2)	2
Accrued accounting and administrative services fees (Note 2)	1
Accrued service fee (Note 2)	-	*
Accrued distribution fee (Note 2)	-	*
Other	6

Total liabilities	182

Total net assets	$18,317

NET ASSETS
$0.001 par value capital stock:
Capital stock	$2
Additional paid-in capital	17,840
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	7
Accumulated undistributed net realized loss on investment transactions		(26)
Net unrealized appreciation in value of investments	494

Net assets applicable to outstanding units of capital	$18,317

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.35
Class B	$10.35
Class C	$10.35
Capital shares outstanding:
Class A	1,176
Class B	155
Class C	438
Capital shares authorized	200,000

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      CONSERVATIVE PORTFOLIO
For the Fiscal Year Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$306
Interest and amortization	1

Total income	307

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	47
Class B	7
Class C	17
Distribution fee:
Class A	-
Class B	11
Class C	27
Service fee:
Class A	25
Class B	4
Class C	9
Registration fees	32
Accounting and administrative services fees	13
Investment management fee	8
Audit fees	5
Custodian fees	1
Legal fees	1
Other	10

Total	217
Less expenses in excess of voluntary waiver of investment management fee (Note 2)	(8)

Total expenses	209

Net investment income	98

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds	75
Unrealized appreciation in value of investments during the period	447

Net gain on investments	522

Net increase in net assets resulting from operations	$620

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      CONSERVATIVE PORTFOLIO
(In Thousands)
(Unaudited)

	For the fiscal year ended December 31,
	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$98	$53
Realized net gain (loss) on investments	75	(7)
Unrealized appreciation	447	10

Net increase in net assets resulting from operations	620	56

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(92)	(105)
Class B	(1)	(9)
Class C	-	(17)
Realized gains on securities transactions:
Class A	(59)	(4)
Class B	(8)	- *
Class C	(22)	(2)

	(182)	(137)

Capital share transactions (Note 5)	5,931	6,761

Total increase	6,369	6,680
NET ASSETS
Beginning of period	11,948	5,268

End of period	$18,317	$11,948

Undistributed net investment income	$7	$2

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 37 - 39.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CONSERVATIVE PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	(0.01)	0.04
Net realized and unrealized gain on investments	0.34	0.04	0.19

Total from investment operations	0.42	0.03	0.23

Less distributions from:
Net investment income	(0.08)	(0.14)	(0.05)
Capital gains	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.13)	(0.15)	(0.05)

Net asset value, end of period	$10.35	$10.06	$10.18

Total return(2)	4.07%	0.35%	2.28%
Net assets, end of period (in millions)	$12	$8	$3
Ratio of expenses to average
net assets including voluntary expense waiver	1.13%	1.91%	2.14	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.90%	0.87%	1.49	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.18%	1.96%	2.19	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.85%	0.82%	1.44	%(3)
Portfolio turnover rate	14.00%	81.11%	0.56%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CONSERVATIVE PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.00	0.04
Net realized and unrealized gain (loss) on investments	0.33	(0.04)	0.17

Total from investment operations	0.34	(0.04)	0.21

Less distributions from:
Net investment income	(0.00)*	(0.07)	(0.03)
Capital gains	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.05)	(0.08)	(0.03)

Net asset value, end of period	$10.35	$10.06	$10.18

Total return	3.32%	-0.37%	2.12%
Net assets, end of period (in millions)	$2	$1	$1
Ratio of expenses to average net assets including voluntary expense waiver	1.86%	2.67%	2.55	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.16%	0.16%	1.07	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.91%	2.72%	2.60	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.11%	0.11%	1.02	%(2)
Portfolio turnover rate	14.00%	81.11%	0.56%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CONSERVATIVE PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	2003	2002	12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.07)	0.03
Net realized and unrealized gain on investments	0.33	0.02	0.18

Total from investment operations	0.34	(0.05)	0.21

Less distributions from:
Net investment income	(0.00)	(0.06)	(0.03)
Capital gains	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.05)	(0.07)	(0.03)

Net asset value, end of period	$10.35	$10.06	$10.18

Total return	3.39%	-0.50%	2.12%
Net assets, end of period (in millions)	$4	$3	$1
Ratio of expenses to average net assets including voluntary expense waiver	1.89%	2.66%	2.59	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.14%	0.11%	1.04	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.94%	2.71%	2.64	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.09%	0.06%	0.98	%(2)
Portfolio turnover rate	14.00%	81.11%	0.56%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

      December 31, 2003

NOTE 1 - Significant Accounting Policies

The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Investments in funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.51%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.62%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.62%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2003, were 0.61%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.68%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended December 31, 2003, WRIMCO waived $7,581 in management fees for Conservative Portfolio.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios and pricing daily the value of shares of each Portfolio. Prior to July 1, 2003, for these services, each Portfolio paid WRSCO a monthly fee of one twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,000
From	$25 to	$50	$22,000
From	$50 to	$100	$33,000
From	$100 to	$200	$44,000
From	$200 to	$350	$55,000
From	$350 to	$550	$66,000
From	$550 to	$750	$77,000
From	$750 to	$1,000	$93,500
	$1,000 and Over		$110,000

After July 1, 2003, for these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, effective July 1, 2003, for each class of shares in excess of one, each Portfolio pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Beginning July 1, 2003, each Portfolio and each underlying fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WRSCO a fee at the rate of 0.40% of net assets annually. The fee is paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.

	Gross Sales Commissions	CDSC
		Class B	Class C

Growth Portfolio	$760,473	$5,852	$200
Balanced Portfolio	440,336	8,171	465
Conservative Portfolio	86,410	205	480

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended December 31, 2003, W&R paid the following amounts: Growth Portfolio - $510,410; Balanced Portfolio - $298,860; and Conservative Portfolio - $63,141.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

The InvestEd Portfolios paid Directors' fees of $4,945, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2003 are summarized as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of mutual funds	$25,659,044	$19,619,612	$7,969,603
Purchases of short-term securities	5,401,000	3,980,000	5,346,000
Proceeds from sales of mutual funds	8,910,080	7,574,136	2,109,285
Proceeds from maturities and sales of short-term securities	5,339,000	4,004,000	5,359,000

For Federal income tax purposes, cost of investments owned at December 31, 2003 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Growth Portfolio	$56,863,451	$5,767,485	$-	$5,767,485
Balanced Portfolio	48,138,484	3,438,325	-	3,438,325
Conservative Portfolio	17,920,631	486,080	25,482	460,598

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2003 and the related capital loss carryover and post-October activity were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$454,524	$551,667	$106,222
Distributed ordinary income	454,160	541,467	101,038
Undistributed ordinary income	1,712	12,008	7,069
Realized long-term capital gains	110,149	94,825	87,633
Distributed long-term capital gains	109,780	48,929	80,373
Undistributed long-term capital gains	369	45,896	7,260
Capital loss carryover	-	-	-
Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

NOTE 5 - Multiclass Operations

Each Portfolio currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended December 31, 2003 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A
	1,811	1,371	539
Class B
	335	193	26
Class C
	99	262	201
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	47	48	14
Class B
	3	4	1
Class C
	14	3	2
Shares redeemed:
Class A
	(504)	(506)	(151)
Class B
	(72)	(46)	(5)
Class C
	(34)	(104)	(45)

Increase in outstanding capital shares	1,699	1,225	582

Value issued from sale of shares:
Class A
	$18,178	$13,733	$5,500
Class B
	3,317	1,925	264
Class C
	1,120	2,628	2,040
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	520	510	151
Class B
	28	38	8
Class C
	15	42	22
Value redeemed:
Class A
	(5,066)	(5,075)	(1,548)
Class B
	(713)	(472)	(53)
Class C
	(335)	(1,060)	(453)

Increase in outstanding capital	$17,064	$12,269	$5,931

Transactions in capital stock for the period ended December 31, 2002 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A
	2,438	1,890	515
Class B
	319	261	31
Class C
	152	301	181
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	46	50	11
Class B
	3	5	1
Class C
	2	6	2
Shares redeemed:
Class A
	(195)	(183)	(52)
Class B
	(25)	(12)	(2)
Class C
	(28)	(35)	(18)

Increase in outstanding capital shares	2,712	2,283	669

Value issued from sale of shares:
Class A
	$24,396	$19,008	$5,209
Class B
	3,158	2,617	317
Class C
	1,524	3,004	1,821
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	417	473	109
Class B
	31	48	9
Class C
	21	53	19
Value redeemed:
Class A
	(1,880)	(1,788)	(524)
Class B
	(241)	(122)	(21)
Class C
	(267)	(338)	(178)

Increase in outstanding capital	$27,159	$22,955	$6,761

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed InvestEd Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Growth Portfolio, Balanced Portfolio, and Conservative Portfolio (collectively the "Portfolios") comprising Waddell & Reed InvestEd Portfolios, Inc., as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios of Waddell & Reed InvestEd Portfolios, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 20, 2004

The Board of Directors of Waddell & Reed InvestEd Portfolios, Inc.

The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Family of Funds. The Advisors Fund Complex is comprised of each of the funds in the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. The Ivy Family of Funds is comprised of the funds in Ivy Funds, Inc. and Ivy Funds, a Massachusetts business trust.

Each of the individuals listed below serves as a director for each of the funds within the Advisors Fund Complex, with the exception of Robert L. Hechler, who is not a Director of each of the funds in W&R Target Funds, Inc. Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also serve as directors or trustees of each of the funds in the Ivy Family of Funds.

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the Funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the Funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the Funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.

DISINTERESTED DIRECTORS

James M. Concannon (56)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1997

Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (65)

4040 Northwest Claymont Drive, Kansas City, MO 64116

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1997

Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. ( 1997 to present), both farming enterprises
Other Directorships held by Director: Chairman, Kansas City Municipal Assistance Corp., a bonding authority; Director, Salvation Army

David P. Gardner (70)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1998

Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp.; Director, The Salzburg Seminar

Linda K. Graves (50)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1995

Principal Occupation During Past 5 Years: Shareholder/Attorney, Levy & Craig, P.C. (on a leave of absence, 1994 to present); First Lady of Kansas (1995 to 2003)
Other Directorships held by Director: None

Joseph Harroz, Jr. (37)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 68

Director since: 1998

Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
Other Directorships held by Director: Director of Ivy Funds, Inc. (formerly, W&R Funds, Inc.); Trustee of Ivy Funds

John F. Hayes (84)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1988

Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm; Chairman, Gilliland & Hayes, PA (1995 to 2003)
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.

Glendon E. Johnson (80)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1971

Principal Occupations During Past 5 Years: Retired
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (67)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 68

Director since: 1995

Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present) Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)
Other Directorships held by Director: Director of Ivy Funds, Inc.; Trustee of Ivy Funds

Frederick Vogel III (68)

6300 Lamar Avenue, Overland Park, KS 66202

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1971

Principal Occupation During Past 5 Years: Retired
Other Directorships held by Director: None

INTERESTED DIRECTORS

Robert L. Hechler (67)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Director; formerly, President, Principal Financial Officer

Number of Portfolios overseen by Director: 24

Director since: 1998

Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director: None

Henry J. Herrmann (61)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Director and President; formerly, Vice President

Number of portfolios overseen by Director: 68

Director since: 1998; President since: 2001

Principal Occupation(s) During Past 5 Years: President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President and Chief Executive Officer of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Treasurer of WDR (1998 to 1999)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman and Director, Ivy Services. Inc., an affiliate of WRIICO; Director of WDR, W&R, WRIMCO and WRIICO; Director of Ivy Funds, Inc.; Trustee of Ivy Funds

Frank J. Ross, Jr. (50)

Polsinelli, Shalton & Welte,700 West 47th Street, Suite 1000, Kansas City, MO 64112

Position held with Fund: Director

Number of portfolios overseen by Director: 40

Director since: 1996

Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)
Other Directorships held by Director: Director, Columbian Bank & Trust

Keith A. Tucker (59)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President

Number of portfolios overseen by Director: 68

Director since: 1993; Chairman of the Board of Directors since: 1998

Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors and Chief Executive Officer of WDR (1998 to present); Principal Financial Officer of WDR (1998 to 1999); Chairman of the Board of Directors of W&R, WRIMCO and WRSCO (1993 to present)
Other Directorships held by Director: Director of WDR,W&R, WRIMCO and WRSCO; Director of Ivy Funds, Inc.; Trustee of Ivy Funds

OFFICERS

Theodore W. Howard (61)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Vice President, Treasurer and Principal Accounting Officer since 2001; Principal Financial Officer since 2002

Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of WRSCO (1988 to 2001)

Directorships held: None

Kristen A. Richards (36)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Vice President, Secretary and Associate General Counsel, since 2001

Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President, Secretary and Associate General Counsel of each of the Funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held: None

Daniel C. Schulte (38)

6300 Lamar Avenue, Overland Park, KS 66202

Positions held with Fund: Vice President, Assistant Secretary and General Counsel, since 2001

Principal Occupation(s) During Past 5 Years: Vice President and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President, General Counsel and Assistant Secretary of Ivy Services, Inc. (2002 to present); Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Secretary of WDR (2000 to 2003); Assistant Secretary of WDR (1998 to 2000)

Directorships held: None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217 Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

      http://www.waddell.com

For more complete information regarding any of the portfolios in Waddell & Reed InvestEd Portfolios, Inc., including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1909A (12-03)

ITEM 2. CODE OF ETHICS.

As of December 31, 2003, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are as follows:

2002	$11,400
2003	15,000

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's annual financial statements and are not reported under paragraph (a) of this Item are as follows:

2002	$2,860
2003	1,600

These fees are related to the review of Form N-1A.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2002	$3,000
2003	3,600

These fees are related to the review of the registrant's tax returns.

(d)	All Other Fees

The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are as follows:

2002	$ 60
2003	155

	These fees are related to the review of internal control and additional security-related costs.

(e)	(1)	Registrant's audit committee considers with the principal accountants all audit services to be provided by the principal accountants and pre-approves all such audit services.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser if the engagement relates directly to the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant for all services and by the registrant's investment adviser for non-audit services if the engagement relates directly to the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)	(2)	100% of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
Waddell & Reed Investment Management Company ("WRIMCO") pays audit and tax-related fees to Deloitte and Touche LLP in connection with commingled accounts managed by WRIMCO and Waddell & Reed, Inc. pays Deloitte to prepare an Indiana compliance report. These fees totaled $89,075 for 2002 and $122,085 for 2003, as follows:

	2002	2003

Audit	$37,875	$ 43,500
Audit-related	20,400	39,525
Tax-related	27,100	31,500
Other	3,700	7,560

Total	$89,075	$122,085

(h)	No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Attached hereto as Exhibit 99.CODE.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.

(Registrant)

By      /s/Kristen A. Richards

Kristen A. Richards, Vice President and Secretary

Date March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/Henry J. Herrmann

Henry J. Herrmann, President and Principal Executive Officer

Date March 9, 2004

By      /s/Theodore W. Howard

Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 9, 2004